UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22207

Oppenheimer Master Event-Linked Bond Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2019

Item 1.  Reports to Stockholders.

Semiannual Report 3/31/2019 Oppenheimer Master Event-Linked Bond Fund, LLC Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

PORTFOLIO MANAGER: Caleb Wong

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/19

	Oppenheimer Master Event-Linked Bond Fund, LLC	Swiss Re Cat Bond Total Return Index
6-Month	-1.52%	-0.13%

1-Year	1.04	2.32

5-Year	2.05	4.04

10-Year	4.86	7.09

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Fund returns include changes in share price and reinvested distributions. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the Swiss Re Cat Bond Total Return Index. The Swiss Re Cat Bond Total Return Index tracks outstanding U.S. dollar denominated catastrophe bonds. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments

3                OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Shares of Oppenheimer Master Event-Linked Bond Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

4          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Top Holdings and Allocations

PORTFOLIO ALLOCATION
Event-Linked Bonds
Multiple Event	49.2%
Earthquake	27.8
Windstorm	17.6
Other	3.8
Longevity	0.5
Pandemic	0.3
Fire	0.2
Investment Company Oppenheimer Institutional Government Money Market Fund	0.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

REGION OF RISK

North America	62.9%
Multi-Region	14.8
Asia	12.3
Europe	5.7
South America	4.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of event-linked securities

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	0.6%
BBB	0.9
BB	5.5
B	1.1
Unrated	91.9
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of March 31, 2019, and are subject to change. Except for securities labeled “Unrated,” all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Government Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

5          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Actual	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During 6 Months Ended March 31, 2019

	$ 1,000.00	$ 984.80	$ 2.18

Hypothetical
(5% return before expenses)

	1,000.00	1,022.74	2.22

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2019 is as follows:

Expense Ratio

0.44%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Principal Amount	Value

Event-Linked Bonds—98.3%

Earthquake—27.5%

Acorn Re Ltd. Catastrophe Linked Nts., 5.329% [US0003M+275], 11/10/21[1,2]	$5,000,000	$5,013,250

Buffalo Re Ltd. Catastrophe Linked Nts.:
6.051% [US0006M+348], 4/7/20[1,2]	2,250,000	2,243,812
9.731% [US0006M+716], 4/7/20[1,2]	2,500,000	2,446,375

Golden State Re II Ltd. Catastrophe Linked Nts., 4.989% [US0003M+220], 1/8/23[1,2]	2,250,000	2,262,487

International Bank for Reconstruction & Development Catastrophe Linked Nts.:
4.984% [US0003M+250], 2/14/20[1,2,3]	2,375,000	2,376,306
4.984% [US0003M+250], 2/15/21[1,2,3]	5,250,000	5,262,863
5.484% [US0003M+300], 2/15/21[1,2,3]	5,250,000	5,272,313
8.484% [US0003M+600], 2/15/21[1,2,3]	5,250,000	5,260,763
10.734% [US0003M+825], 2/14/20[1,2,3]	3,950,000	3,941,508

Kilimanjaro Re Ltd. Catastrophe Linked Nts., 6.146% [T-BILL 3MO+375], 11/25/19[1,2]	5,375,000	5,344,094

Kizuna Re II Ltd. Catastrophe Linked Nts.:
4.271% [T-BILL 3MO+187.5], 4/11/23[1,2]	3,500,000	3,476,725
4.896% [T-BILL 3MO+250], 4/11/23[1,2]	2,550,000	2,529,217

Merna Re Ltd. Catastrophe Linked Nts., 4.396% [T-BILL 3MO+200], 4/8/20[1,2]	2,750,000	2,755,087

Merna Reinsurance II Ltd. Catastrophe Linked Nts., 4.396% [T-BILL 3MO+200], 4/7/22[1,2]	9,500,000	9,511,875

Nakama Re Ltd. Catastrophe Linked Nts.:
5.525% [US0006M+325], 10/13/21[1,2]	4,750,000	4,728,387
4.432% [US0003M+200], 4/13/23[1,2]	3,500,000	3,473,575
4.841% [US0006M+220], 10/13/21[1,2]	4,350,000	4,338,907
5.271% [T-BILL 3MO+287.5], 1/16/20[1,2]	3,040,000	3,034,984
5.271% [T-BILL 3MO+287.5], 1/14/21[1,2]	2,000,000	1,989,700
5.432% [US0003M+300], 4/13/23[1,2]	3,250,000	3,229,037
5.646% [T-BILL 3MO+325], 1/14/21[1,2]	3,300,000	3,303,135

Torrey Pines Re Ltd. Catastrophe Linked Nts.:
6.083% [US0006M+380], 6/9/20[1,2]	2,850,000	2,833,327
8.833% [US0006M+655], 6/9/20[1,2]	3,450,000	3,454,313

Ursa Re Ltd. Catastrophe Linked Nts.:
4.00% [MM+400], 12/10/19[1,2]	3,250,000	3,226,438
6.00% [MM+600], 5/27/20[1,2]	5,000,000	4,989,750
6.396% [T-BILL 3MO+400], 12/10/20[1,2]	1,250,000	1,239,688
7.496% [T-BILL 3MO+510], 9/24/21[1,2]	750,000	738,563
7.646% [T-BILL 3MO+525], 12/10/20[1,2]	3,200,000	3,220,000

		101,496,479

Fire—0.1%

Cal Phoenix Re Ltd. Catastrophe Linked Nts., 9.988% [US0003M+750], 8/13/21[1,2]	5,400,000	540,000

8          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

		Principal Amount	Value

Longevity—0.5%

Vita Capital VI Ltd. Catastrophe Linked Nts., 5.576% [US0006M+290], 1/8/21[1,2]		$1,750,000	$1,773,362

Multiple Event—48.7%

Alamo Re Ltd. Catastrophe Linked Nts., 5.646% [T-BILL 1MO+325], 6/7/21[1,2]		2,000,000	1,991,500

Armor Re II Ltd. Catastrophe Linked Nts., 5.896% [T-BILL 3MO+350], 6/8/20[1,2]		4,500,000	4,462,425

Atlas Capital UK 2018 plc Catastrophe Linked Nts., 8.466% [US0003M+600], 6/7/22[1,2]		2,000,000	1,989,300

Atlas IX Capital DAC Catastrophe Linked Nts.:
2.73% [US0003M+10], 4/8/19[1,2]		3,061,565	2,740,101
10.042% [US0003M+759], 1/8/20[1,2]		3,000,000	2,952,750

Atmos Re Dac Catastrophe Linked Nts., 4.50% [EUR003M+450], 2/14/22[1,2]	EUR	3,050,000	3,420,653

Baltic PCC Ltd. Catastrophe Linked Nts., 8.327% [GBP T-BILL 3MO+590], 3/7/22[2]	GBP	2,500,000	3,264,265

Blue Halo Re Ltd. Catastrophe Linked Nts.:
10.646% [T-BILL 3MO+825], 7/26/19[1,2]		2,250,000	2,261,362
16.396% [T-BILL 3MO+1,400], 6/21/19[1,2]		4,500,000	4,437,675

Bonanza Re Ltd. Catastrophe Linked Nts.:
6.513% [US0006M+398], 12/31/19[1,2]		1,000,000	986,650
7.763% [US0006M+523], 12/31/19[1,2]		1,000,000	988,050

Bowline Re Ltd. Series 2018-1 Catastrophe Linked Nts., 6.896% [T-BILL 3MO+450], 5/23/22[1,2]		4,750,000	4,732,662

Bowline Re Ltd. Series 2019-1 Catastrophe Linked Nts.:
7.146% [T-BILL 3MO+475], 3/20/23[1,2]		2,250,000	2,255,962
10.896% [T-BILL 3MO+850], 3/20/23[1,2]		1,750,000	1,754,637

Caelus Re IV Ltd. Catastrophe Linked Nts., 7.926% [T-BILL 3MO+553], 3/6/20[1,2]		2,000,000	1,968,300

Caelus Re V Ltd. Catastrophe Linked Nts.:
2.896% [T-BILL 1MO+50], 6/5/20[1,2]		3,250,000	975,000
2.896% [T-BILL 1MO+50], 6/5/20[1,2]		3,750,000	—
5.606% [T-BILL 3MO+321], 6/5/20[1,2]		3,750,000	3,415,875
5.896% [T-BILL 3MO+350], 6/7/21[1,2]		1,750,000	1,686,562
6.896% [T-BILL 3MO+450], 6/7/21[1,2]		1,500,000	1,438,575
9.896% [T-BILL 3MO+750], 6/7/21[1,2]		2,500,000	2,152,250
12.896% [T-BILL 3MO+1,050], 6/7/21[1,2]		1,250,000	781,250

Citrus Re Ltd. Catastrophe Linked Nts., 7.696% [US0006M+523], 3/18/20[1,2]		956,274	573,765

Cranberry Re Ltd. Catastrophe Linked Nts., 4.279% [US0006M+200], 7/13/20[1,2]		4,000,000	3,967,400

East Lane Re VI Ltd. Catastrophe Linked Nts., 5.786% [T-BILL 3MO+339], 3/13/20[1,2]		2,500,000	2,500,125

Eclipse Re Ltd. Catastrophe Linked Nts.:
2.447%, 7/1/19[1,5]		500,000	497,875
3.804%, 7/1/19[1,5]		500,000	497,875
5.794%, 7/1/19[4,5]		250,000	248,938

9          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value

Multiple Event (Continued)

FloodSmart Re Ltd. Catastrophe Linked Nts.:
13.646% [T-BILL 3MO+1,125], 8/6/21[1,2]		$3,250,000	$3,242,687
15.896% [T-BILL 3MO+1,350], 8/6/21[1,2]		750,000	745,312

Fortius Re II Ltd. Catastrophe Linked Nts., 6.079% [US0006M+362], 7/7/21[1,2]		3,500,000	3,487,925

Galilei Re Ltd. Catastrophe Linked Nts.:
7.306% [US0006M+479], 1/8/20[1,2]		3,500,000	3,498,075
7.326% [US0006M+479], 1/8/21[1,2]		2,000,000	2,004,700
9.296% [US0006M+678], 1/8/20[1,2]		2,000,000	2,002,500
11.146% [US0006M+863], 1/8/20[1,2]		2,000,000	2,007,500
11.166% [US0006M+863], 1/8/21[1,2]		1,000,000	990,350
16.376% [US0006M+1,386], 1/8/20[1,2]		2,250,000	2,232,562
16.396% [US0006M+1,386], 1/8/21[1,2]		3,500,000	3,459,925

Galileo Re Ltd. Catastrophe Linked Nts.:
10.054% [US0003M+750], 11/6/20[1,2]		600,000	599,190
20.054% [US0003M+1,750], 11/6/20[1,2]		1,550,000	1,537,987

Kendall Re Ltd. Catastrophe Linked Nts., 7.824% [US0003M+525], 5/6/21[1,2]		5,750,000	5,709,462

Kilimanjaro II Re Ltd. Catastrophe Linked Nts.:
9.481% [US0006M+714], 4/20/21[1,2]		1,500,000	1,506,375
11.831% [US0006M+949], 4/20/21[1,2]		5,250,000	5,259,188

Kilimanjaro Re Ltd. Catastrophe Linked Nts.:
7.245% [US0003M+465], 5/6/22[1,2]		3,750,000	3,714,937
7.265% [US0003M+465], 5/5/23[1,2]		3,750,000	3,697,313
11.646% [T-BILL 3MO+925], 12/6/19[1,2]		2,750,000	2,768,562
15.095% [US0003M+1,250], 5/6/22[1,2]		4,000,000	3,958,200
15.115% [US0003M+1,250], 5/5/23[1,2]		3,000,000	2,954,850

Lion II Re DAC Catastrophe Linked Nts., 3.29% [EUR003M+329], 7/15/21[1,2]	EUR	4,500,000	5,044,468

Loma Reinsurance Bermuda Ltd. Catastrophe Linked Nts., 2.896% [T-BILL 3MO+50], 4/8/19[1,2]		3,750,000	1,593,750

MetroCat Re Ltd. Catastrophe Linked Nts., 6.096% [T-BILL 3MO+370], 5/8/20[1,2]		3,250,000	3,250,163

Northshore Re II Ltd. Catastrophe Linked Nts., 10.152% [US0003M+770], 7/8/22[1,2]		3,250,000	3,226,438

Panthera Re Ltd. Catastrophe Linked Nts., 5.896% [T-BILL 3MO+350], 3/9/20[1,2]		1,250,000	1,250,500

Residential Reinsurance 2013 Ltd. Catastrophe Linked Nts., 0.50% [T-BILL 3MO+50], 6/6/19[1,2]		1,060,000	1,028,200

Residential Reinsurance 2014 Ltd. Catastrophe Linked Nts., 2.896% [T-BILL 3MO+50], 6/6/19[1,2]		5,000,000	—

Residential Reinsurance 2015 Ltd. Catastrophe Linked Nts., 2.896% [T-BILL 3MO+50], 6/6/19[1,2]		4,250,000	159,375

Residential Reinsurance 2016 Ltd. Catastrophe Linked Nts.:
2.896% [T-BILL 3MO+50], 6/6/20[1,2]		4,750,000	178,125
5.646% [T-BILL 3MO+325], 6/6/20[1,2]		3,000,000	2,974,350

Residential Reinsurance 2017 Ltd. Catastrophe Linked Nts.:
5.446% [T-BILL 3MO+305], 6/6/21[1,2]		375,000	373,106
7.166% [T-BILL 3MO+477], 6/6/21[1,2]		1,000,000	630,000

10          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

		Principal Amount	Value

Multiple Event (Continued)

Residential Reinsurance 2017 Ltd. Catastrophe Linked Nts.: (Continued)
14.926% [T-BILL 3MO+1,253], 12/6/21[1,2]		$250,000	$246,763

Residential Reinsurance 2018 Ltd. Catastrophe Linked Nts.:
5.646% [T-BILL 3MO+325], 6/6/22[1,2]		4,000,000	3,963,400
12.331%, 6/6/19[1,5]		3,750,000	581,250
13.896% [T-BILL 3MO+1,150], 12/6/22[1,2]		2,500,000	2,459,375
22.565%, 12/6/19[1,5]		2,500,000	1,984,250

Resilience Re Ltd. Catastrophe Linked Nts., 10.630%, 4/8/19[1,5]		2,250,000	2,272,275

Riverfront Re Ltd. Catastrophe Linked Nts.:
7.116% [T-BILL 3MO+472], 1/15/21[1,2]		5,250,000	5,193,563
9.146% [T-BILL 3MO+675], 1/15/21[1,2]		4,750,000	4,680,888

Sanders Re II Ltd. Catastrophe Linked Nts., 14.647% [US0003M+1225], 4/7/23[1,2]		3,750,000	3,762,188

Sanders Re Ltd. Catastrophe Linked Nts.:
5.412% [US0006M+311], 6/5/20[1,2]		4,250,000	4,212,388
5.432% [US0006M+307], 12/6/21[1,2]		3,500,000	3,474,625
7.896% [T-BILL 3MO+550], 4/7/22[1,2]		3,500,000	3,465,875

SD Re Ltd. Catastrophe Linked Nts., 6.601% [US0003M+400], 10/19/21[1,2]		5,900,000	5,797,635

Spectrum Capital Ltd. Catastrophe Linked Nts., 8.135% [US0006M+575], 6/8/21[1,2]		1,500,000	1,478,775

Tailwind Re Ltd. 2017-1 Catastrophe Linked Nts.:
11.026% [T-BILL 3MO+863], 1/8/22[1,2]		1,250,000	1,239,063
12.986% [T-BILL 3MO+1,059], 1/8/22[1,2]		750,000	752,063

			179,592,233

Other—3.8%

Benu Capital DAC Catastrophe Linked Nts.:
2.55% [EUR003M+255], 1/8/20[1,2]	EUR	250,000	282,057
3.35% [EUR003M+335], 1/8/20[1,2]	EUR	1,000,000	1,130,808

Cape Lookout Re Ltd. Catastrophe Linked Nts., 6.646% [T-BILL 1MO+425], 2/25/22[1,2]		2,750,000	2,745,187

Horse Capital I DAC Catastrophe Linked Nts., 12.00% [EUR003M+1200], 6/15/20[1,2]	EUR	4,000,000	4,566,195

Vitality Re IX Ltd. Catastrophe Linked Nts., 4.146% [T-BILL 3MO+175], 1/10/22[1,2]		500,000	498,325

Vitality Re VII Ltd. Catastrophe Linked Nts.:
4.546% [T-BILL 3MO+215], 1/7/20[1,2]		1,000,000	1,007,150
5.046% [T-BILL 3MO+265], 1/7/20[1,2]		250,000	252,913

Vitality Re VIII Ltd. Catastrophe Linked Nts.:
4.146% [T-BILL 3MO+175], 1/8/21[1,2]		1,000,000	1,003,750
4.396% [T-BILL 3MO+200], 1/8/21[1,2]		750,000	756,938

Vitality Re X Ltd. Catastrophe Linked Nts.:
4.146% [T-BILL 3MO+175], 1/10/23[1,2]		1,250,000	1,253,688
4.396% [T-BILL 3MO+200], 1/10/23[1,2]		500,000	501,475

			13,998,486

11          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value

Pandemic—0.3%

International Bank for Reconstruction & Development Catastrophe Linked Nts., 9.02% [US0006M-40+690], 7/15/20[1,2]		$1,000,000	$1,006,850

Windstorm—17.4%

Akibare Re Ltd. Catastrophe Linked Nts.:
4.482% [US0003M+190], 4/7/22[1,2]		2,500,000	2,453,125
4.492% [US0003M+190], 4/7/22[1,2]		1,500,000	1,475,925
4.821% [US0006M+234], 4/7/20[1,2]		2,460,000	1,537,500

Alamo Re Ltd. Catastrophe Linked Nts., 7.246% [T-BILL 3MO+485], 6/8/20[1,2]		1,750,000	1,757,437

Aozora Re Ltd. Catastrophe Linked Nts.:
4.323% [US0006M+200], 4/7/21[1,2]		5,500,000	5,462,325
4.721% [US0006M+224], 4/7/20[1,2]		3,500,000	3,469,375

Casablanca Re Ltd. Catastrophe Linked Nts.:
7.265% [US0006M+478], 6/4/20[1,2]		1,500,000	1,497,525
19.745% [US0006M+1,727], 6/4/20[1,2,6]		1,250,000	612,500

Citrus Re Ltd. Catastrophe Linked Nts., 10.246% [T-BILL 3MO+785], 4/25/19[1,2]		1,779,499	1,334,625

Everglades Re II Ltd. Catastrophe Linked Nts., 7.316% [T-BILL 3MO+492], 5/8/20[1,2]		1,500,000	1,493,325

First Coast Re 2017-1 Ltd. Catastrophe Linked Nts., 6.446% [T-BILL 3MO+405], 6/7/21[1,2]		3,000,000	2,988,750

Frontline Re Ltd. Catastrophe Linked Nts.:
9.396% [T-BILL 3MO+700], 7/6/22[1,2]		2,250,000	2,183,062
14.146% [T-BILL 3MO+1,175], 7/6/22[1,2]		500,000	364,650

Hexagon Reinsurance DAC Catastrophe Linked Nts.:
6.66% [EUR003M+666], 1/19/22[1,2]	EUR	1,000,000	1,136,445
8.22% [EUR003M+822], 1/19/22[1,2]	EUR	2,750,000	3,065,995

Integrity Re Ltd. Catastrophe Linked Nts.:
6.253% [US0003M+375], 6/10/22[1,2]		4,000,000	3,986,200
6.613% [US0006M+433], 6/10/20[1,2]		300,000	297,585
17.043% [US0006M+1,476], 6/10/20[1,2]		750,000	638,175

International Bank for Reconstruction & Development Catastrophe Linked Nts.:
8.275% [US0006M+590], 12/20/19[1,2]		4,275,000	4,262,816
11.675% [US0006M+930], 12/20/19[1,2]		2,550,000	2,520,356

Long Point Re III Ltd. Catastrophe Linked Nts., 5.342% [T-BILL 3MO+275], 6/1/22[1,2]		3,750,000	3,756,187

Manatee Re II Ltd. Catastrophe Linked Nts.:
6.646% [T-BILL 3MO+425], 6/7/21[1,2]		2,250,000	2,244,938
10.146% [T-BILL 3MO+775], 6/7/21[2]		2,750,000	2,722,638

Manatee Re Ltd. Catastrophe Linked Nts., 0.50% [T-BILL 3MO+50], 3/13/19[1,2,6]		4,000,000	—

Pelican IV Re Ltd. Catastrophe Linked Nts.:
4.322% [US0006M+203], 5/5/20[1,2]		500,000	496,325
4.557% [US0003M+225], 5/7/21[1,2]		4,750,000	4,703,213

Queen Street XI Re DAC Catastrophe Linked Nts., 8.546% [T-BILL 3MO+615], 6/7/19[1,2]		3,500,000	3,541,475

12          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

	Principal Amount	Value

Windstorm (Continued)

Queen Street XII Re Designated Activity Co. Catastrophe Linked Nts., 7.761% [US0006M+525], 4/8/20[1,2]	$4,000,000	$4,027,400

		64,029,872

Total Event-Linked Bonds (Cost $402,547,788)		362,437,282
	Shares

Investment Company—0.6%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[7,8] (Cost $2,333,991)	2,333,991	2,333,991

Total Investments, at Value (Cost $404,881,779)	98.9%	364,771,273

Net Other Assets (Liabilities)	1.1	4,029,486

Net Assets	100.0%	$368,800,759

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $356,201,441 or 96.58% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

3. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $22,113,753 or 6.00% of the Fund’s net assets at period end.

4. Restricted security. The aggregate value of restricted securities at period end was $248,938, which represents 0.07% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Eclipse Re Ltd. Catastrophe Linked Nts., 5.794%, 7/1/19	5/31/18	$246,295	$248,938	$2,643

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

7. Rate shown is the 7-day yield at period end.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares March 31, 2019

Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,295,264	71,725,025	74,686,298	2,333,991

13          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$2,333,991	$99,548	$—	$—

Forward Currency Exchange Contracts as of March 31, 2019
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BOA	06/2019	USD	18,881	EUR	16,550	$181,120	$—
BOA	06/2019	USD	3,310	GBP	2,500	39,985	—

Total Unrealized Appreciation and Depreciation						$221,105	$—

Glossary:
Counterparty abbreviations
BOA	Bank of America NA

Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound Sterling

Definitions
EUR003M	EURIBOR 3 Month ACT/360
GBP T-BILL 3MO	UK Treasury Bill 3 Month
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
MM	Money Market Reference Rate
T-BILL 1MO	US Treasury Bill 1 Month
T-BILL 3MO	US Treasury Bill 3 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

See accompanying Notes to Financial Statements.

14          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES March 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $402,547,788)	$362,437,282
Affiliated companies (cost $2,333,991)	2,333,991

364,771,273

Cash	50,000

Unrealized appreciation on forward currency exchange contracts	221,105

Receivables and other assets:
Interest and dividends	3,861,328
Other	37,071

Total assets	368,940,777

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	44,926
Directors’ compensation	27,164
Shareholder communications	4,579
Other	63,349

Total liabilities	140,018

Net Assets—applicable to 23,716,422 shares of beneficial interest outstanding	$368,800,759

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$15.55

See accompanying Notes to Financial Statements.

15          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENT

OF OPERATIONS For the Six Months Ended March 31, 2019 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $407)	$14,470,278

Dividends from affiliated companies	99,548

Total investment income	14,569,826

Expenses
Management fees	722,832

Transfer and shareholder servicing agent fees	9,035

Shareholder communications	3,843

Legal, auditing and other professional fees	43,006

Directors’ compensation	7,323

Custodian fees and expenses	6,175

Other	8,795

Total expenses	801,009
Less reduction to custodian expenses	(154)
Less waivers and reimbursements of expenses	(4,297)

Net expenses	796,558

Net Investment Income	13,773,268

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies	(3,705,089)
Foreign currency transactions	(3,805)
Forward currency exchange contracts	867,763

Net realized loss	(2,841,131)

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in unaffiliated companies	(16,663,354)
Translation of assets and liabilities denominated in foreign currencies	(1,443)
Forward currency exchange contracts	21,895

Net change in unrealized appreciation/(depreciation)	(16,642,902)

Net Decrease in Net Assets Resulting from Operations	$(5,710,765)

See accompanying Notes to Financial Statements.

16          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018

Operations
Net investment income	$13,773,268	$21,539,078

Net realized loss	(2,841,131)	(8,909,065)

Net change in unrealized appreciation/(depreciation)	(16,642,902)	(556,178)

Net increase (decrease) in net assets resulting from operations	(5,710,765)	12,073,835

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	126,666,946	155,080,112
Payments for withdrawals	(125,392,689)	(53,375,102)

Total beneficial interest transactions	1,274,257	101,705,010

Net Assets
Total increase (decrease)	(4,436,508)	113,778,845

Beginning of period	373,237,267	259,458,422

End of period	$368,800,759	$373,237,267

See accompanying Notes to Financial Statements.

17          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019	September	September	September	September	September
	(Unaudited)	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014

Per Share Operating Data
Net asset value, beginning of period	$15.79	$15.23	$15.93	$15.10	$14.39	$13.52

Income (loss) from investment operations:
Net investment income[1]	0.59	1.04	0.94	0.80	0.79	0.91
Net realized and unrealized gain (loss)	(0.83)	(0.48)	(1.64)	0.03	(0.08)	(0.04)

Total from investment operations	(0.24)	0.56	(0.70)	0.83	0.71	0.87

Net asset value, end of period	$15.55	$15.79	$15.23	$15.93	$15.10	$14.39

Total Return, at Net Asset Value[2]	(1.52)%	3.68%	(4.39)%	5.50%	4.93%	6.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$368,801	$373,237	$259,458	$294,575	$307,778	$384,271

Average net assets (in thousands)	$362,211	$321,370	$278,438	$302,605	$311,603	$382,966

Ratios to average net assets:[3]
Net investment income	7.63%	6.70%	5.84%	5.22%	5.40%	6.49%
Total expenses[4]	0.44%	0.45%	0.46%	0.45%	0.43%	0.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%[5]	0.45%[5]	0.46%[5]	0.45%[5]	0.43%[5]	0.42%[5]

Portfolio turnover rate	8%	33%	53%	43%	42%	39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.44%
Year Ended September 30, 2018	0.45%
Year Ended September 30, 2017	0.46%
Year Ended September 30, 2016	0.45%
Year Ended September 30, 2015	0.43%
Year Ended September 30, 2014	0.42%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

18          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Master Event-Linked Bond Fund (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of

19          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that

20          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

2. Significant Accounting Policies (Continued)

the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and if applicable, the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is

21          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Event-linked bonds, are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include reported trade data and broker-dealer price quotations.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms

22          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

3. Securities Valuation (Continued)

the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Event-Linked Bonds	$—	$361,824,782	$612,500	$362,437,282
Investment Company	2,333,991	—	—	2,333,991

Total Investments, at Value	2,333,991	361,824,782	612,500	364,771,273
Other Financial Instruments:
Forward currency exchange contracts	—	221,105	—	221,105

Total Assets	$2,333,991	$362,045,887	$612,500	$364,992,378

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

23          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Event-Linked Bonds. The Fund invests in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.

At period end, securities with an aggregate market value of $362,437,282, representing 98.3% of the Fund’s net assets were comprised of event-linked bonds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

24          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

4. Investments and Risks (Continued)

Concentration Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes the Fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. The Fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.

Shareholder Concentration. At period end, 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

25          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable (or payable) and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

26          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

6. Use of Derivatives (Continued)

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $2,082,057 and $21,001,586, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

27          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

28          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

6. Use of Derivatives (Continued)

Gross Amounts Not Offset in the Statement of
Assets & Liabilities
Gross Amounts
	Not Offset in	Financial	Financial
	the Statement	Instruments	Instruments
	of Assets &	Available for	Collateral	Cash Collateral
Counterparty	Liabilities*	Offset	Received**	Received**	Net Amount

Bank of America NA	$221,105	$—	$—	$—	$221,105

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives
Derivatives
Not Accounted for as Hedging	Statement of Assets
Instruments	and Liabilities Location	Value

Forward currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	$221,105

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging	Forward currency exchange
Instruments	contracts

Forward currency exchange contracts	$ 867,763

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Forward currency
for as Hedging Instruments	exchange contracts

Forward currency exchange contracts	$ 21,895

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

29          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount

Contributions	8,242,449	$126,666,946	10,042,804	$155,080,112
Withdrawals	(8,168,483)	(125,392,689)	(3,433,950)	(53,375,102)

Net increase	73,966	$1,274,257	6,608,854	$101,705,010

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$51,990,741	$26,954,298

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.40%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Directors’ Compensation. The Fund’s Board of Directors (“Board”) has adopted a compensation deferral plan for Independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Directors under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund

30          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

9. Fees and Other Transactions with Affiliates (Continued)

or in other Oppenheimer funds selected by the Directors. The Fund purchases shares of the funds selected for deferral by the Directors in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Directors’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $4,297 for IGMMF management fees.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

31          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

32          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Directors and Officers	Robert J. Malone, Chairman of the Board of Directors and Director
Andrew J. Donohue, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J. Herget, Director
Karen L. Stuckey, Director
James D. Vaughn, Director
Arthur P. Steinmetz, Director, President and Principal Executive Officer
Caleb Wong, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

33          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

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34          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

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35          OPPENHEIMER MASTER EVENT-LINKED BOND FUND, LLC

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.
RS 1270.001.0319 May 15, 2019

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Event-Linked Bond Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/17/2019